Consolidated Statements of Mezzanine Equity and Stockholders' Deficit - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital Cosmopolitan Travel Services, Inc	Additional Paid-in Capital Rocketrip	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Cosmopolitan Travel Services, Inc	Rocketrip	Total
Balance at beginning (in shares) at Dec. 31, 2019	1
Balance at the beginning at Dec. 31, 2019				$ 100,226	$ 37	$ (109,378)			$ (9,115)
Stock based compensation				15					15
Parent unit issued for acquisition		$ 10,428	$ 699				$ 10,428	$ 699
Parent put options issued for acquisition		$ 25,020	$ 5,045				$ 25,020	$ 5,045
Parent unit issued to lenders				6,525					6,525
Capital contribution from Parent				11,571					11,571
Currency translation adjustment					1				1
Net income (loss)						(41,734)			$ (41,734)
Balance at ending (in shares) at Dec. 31, 2020	1								1
Balance at the end at Dec. 31, 2020				159,529	38	(151,112)			$ 8,455
Balance at ending (in shares) at Dec. 31, 2020	1								1
Balance at the end at Dec. 31, 2020				159,529	38	(151,112)			$ 8,455
Currency translation adjustment					(61)				(61)
Net income (loss)						(12,351)			(12,351)
Balance at ending (in shares) at Mar. 31, 2021	1
Balance at the end at Mar. 31, 2021				159,529	(23)	(163,463)			$ (3,957)
Balance at beginning (in shares) at Dec. 31, 2020	1								1
Balance at the beginning at Dec. 31, 2020				159,529	38	(151,112)			$ 8,455
Stock based compensation				3,936					3,936
Currency translation adjustment					(311)				(311)
Net income (loss)						(38,905)			$ (38,905)
Balance at ending (in shares) at Dec. 31, 2021	1								1
Balance at the end at Dec. 31, 2021				163,465	(273)	(190,017)			$ (26,825)
Stock based compensation				80					80
Currency translation adjustment					(229)				(229)
Net income (loss)						(6,991)			$ (6,991)
Balance at ending (in shares) at Mar. 31, 2022	1								1
Balance at the end at Mar. 31, 2022				$ 163,545	$ (502)	$ (197,008)			$ (33,965)